Shareholder Report, Holdings (Details) - C000014130 [Member]	Jun. 30, 2025
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1]
Cash and Stock [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[2]
Friendly [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Stock with Fixed Exchange Ratio Collar [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
Strategic [Member]
Holdings [Line Items]
Percent of Total Investments	85.40%
Cash [Member]
Holdings [Line Items]
Percent of Total Investments	69.80%	[2]

[1]	Percentage of total investments as of June 30, 2025.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2025.